CONDENSED BALANCE SHEETS - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash	$ 25,616	$ 1,014,255	$ 4,787,759
Restricted cash	17,015,716	47,066,313	13,800,000
Accounts receivable, net	386,347	479,394	411,390
Inventory	1,116,143	1,421,572	1,133,142
Prepaid and other current assets	1,089,661	950,694	564,910
Total current assets	19,633,483	50,932,228	20,697,201
Restricted cash, net of current portion	0	12,344,039	0
Intangible assets, net	23,872	42,586	119,171
Property and equipment, net	9,589,510	10,078,484	7,741,991
Total assets	29,246,865	73,397,337	28,558,363
Current liabilities:
Accounts payable	4,985,129	3,855,997	2,432,459
Accrued expenses	4,989,910	6,275,808	1,313,149
Current portion of notes payable	0	0	5,693
Current portion of convertible notes payable, net of discount	32,249,032	60,000,000	16,575,000
Notes payable - related party	500,000	500,000	500,000
Current portion of capital lease obligations	497,408	865,049	1,305,426
Total current liabilities	43,221,479	71,496,854	22,131,727
Convertible notes payable, net of current portion and debt discount	0	15,000,000	2,177,657
Capital lease obligations, net of current portion	52,188	55,912	851,410
Derivative liability, net of current portion	4,642,172	36,344,180	26,592,532
Series F convertible preferred stock	11,191,652	5,655,006	0
Other long term liabilities	0	831,678	0
Total liabilities	59,107,491	129,383,630	51,753,326
Commitments and contingencies
Stockholders’ deficit:
Preferred stock, $.001 par value, 5,000,000 shares authorized; Series E convertible preferred stock; 74,380 shares authorized, issued and outstanding	74	74	88
Common stock, $.0001 par value: 1,500,000,000 and 200,000,000 shares authorized; 763,612 and 940 shares issued and outstanding, respectively	76	0	0
Additional paid-in capital	159,687,737	155,065,766	98,708,814
Accumulated deficit	(189,548,513)	(211,052,133)	(121,903,865)
Total stockholders’ deficit	(29,860,626)	(55,986,293)	(23,194,963)
Total liabilities and stockholders' deficit	$ 29,246,865	$ 73,397,337	$ 28,558,363